UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: June 30, 2011"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     July 14, 2011"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

"Form 13F Information Table Value Total:      $91,266"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  5962      113310   SH       SOLE                  0      0113310
ACCURAY INC                     COM                 004397105  521       65000    SH       SOLE                  0      065000
APPLE INC                       COM                 037833100  5111      15226    SH       SOLE                  0      015226
ARCHIPELAGO LEARNING INC        COM                 03956P102  175       17759    SH       SOLE                  0      017759
ATP OIL & GAS CORP              COM                 00208j108  2729      178280   SH       SOLE                  0      0178280
BERKSHRE HATHAWAYNEW CL B       CL B NEW            084670702  5436      70240    SH       SOLE                  0      070240
BROCADE COMMUNS SYS NEW         COM NEW             111621306  2915      451255   SH       SOLE                  0      0451255
C V S CAREMARK CORP             COM                 126650100  3326      88510    SH       SOLE                  0      088510
CISCO SYSTEMS INC               COM                 17275r102  2731      174925   SH       SOLE                  0      0174925
EMPIRE DISTRICT ELEC CO         COM                 291641108  3314      172050   SH       SOLE                  0      0172050
ENERPLUS CORP F                 COM                 292766102  5765      182450   SH       SOLE                  0      0182450
GENERAL DYNAMICS CORP           COM                 369550108  4820      64677    SH       SOLE                  0      064677
GENERAL GROWTH PPTYS NEW        COM                 370023103  2910      174381   SH       SOLE                  0      0174381
GOOGLE INC CLASS A              CL A                38259p508  4136      8168     SH       SOLE                  0      08168
HARRIS CORPORATION              COM                 413875105  4280      94995    SH       SOLE                  0      094995
HOWARD HUGHES CORP              COM                 44267d107  1088      16724    SH       SOLE                  0      016724
I T T CORP NEW INDIANA          COM                 450911102  5101      86565    SH       SOLE                  0      086565
INTERDIGITAL INC                COM                 45867g101  3911      95740    SH       SOLE                  0      095740
ISHRS BRCLYS 1-3 YR CR BD       BARCLYS 1-3YR CR    464288646  1109      10565    SH       SOLE                  0      010565
ISHRS TR BRCLYS BD INTER        BARCLYS INTER CR    464288638  827       7760     SH       SOLE                  0      07760
ISHRS TR BRCLYS TIPS BD         BARCLYS TIPS BD     464287176  5752      51990    SH       SOLE                  0      051990
L H C GROUP                     COM                 50187a107  1801      78095    SH       SOLE                  0      078095
MKT VCTRS ETF TR GLD MINER      GOLD MINER ETF      57060u100  5210      95443    SH       SOLE                  0      095443
MEDTRONIC INC                   COM                 585055106  2106      80605    SH       SOLE                  0      080605
MICROSOFT CORP                  COM                 594918104  5185      199410   SH       SOLE                  0      0199410
SEASPAN CORP F                  SHS                 Y75638109  3659      250440   SH       SOLE                  0      0250440
SPDR GOLD TRUST SHS             GOLD SHS            78463v107  5451      37334    SH       SOLE                  0      037334
SUPERIOR ENERGY SERVICES        COM                 868157108  5090      137050   SH       SOLE                  0      0137050
TELEPHONE & DATA SYS INC        SPL COM             879433860  1921      71350    SH       SOLE                  0      071350
UNUM GROUP                      COM                 91529Y106  3219      126350   SH       SOLE                  0      0126350
VODAFONE GR NEW ADR F           SPONS ADR NEW       92857w209  5096      190710   SH       SOLE                  0      0190710
WSDMTREE TR CHIN YUAN FD        CHINESE YUAN ETF    97717w182  543       21350    SH       SOLE                  0      021350

